Other Income and Other Expense - Summary of Other Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Income And Expenses [Abstract]
VAT relief	€ 755	€ 1,216	€ 1,392
Reimbursements	498	519
Release of provisions for contingent liabilities	100	332	1,700
Other	2,529	3,095	2,852
Total	€ 3,882	€ 5,162	€ 5,944